Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
NET REVENUE
Sales	$ 56,225		$ 28,273		$ 143,158		$ 35,072		$ 74,884
COST OF SALES	8,471		12,281		30,323		14,281		28,802
GROSS PROFIT	47,754		15,992		112,835		20,791		46,082
OPERATING EXPENSES
General and administrative	350,851	[1]	357,665	[1]	1,001,728	[1]	1,378,999	[1]	1,585,329	[2]	1,689,883	[2]
Legal and accounting	41,977		64,897		172,676		362,371		416,772		246,520
Payroll expenses	167,807	[1]	77,664	[1]	374,382	[1]	269,518	[1]	316,837	[2]	767,257	[2]
Research and development	804		73,843		7,055		102,272		187,655		128,044
Sales and marketing	148,416	[1]	9,150	[1]	400,717	[1]	17,217	[1]	135,290		3,800
Total Operating expenses	709,855		583,219		1,956,558		2,130,377		2,641,883		2,835,504
LOSS BEFORE OTHER INCOME (EXPENSE)	(662,101)		(567,227)		(1,843,723)		(2,109,586)		(2,595,801)		(2,835,504)
OTHER (EXPENSE) INCOME
Interest income (expenses), net	(8,338)		1,084		(5,678)		1,367		6,664		(218,316)
Change in fair value of embedded derivative	(36,109)				(36,109)
Gain on derecognition of note payable and accrued interest			86,667				86,667		83,667
Settlement agreement with shareholders							(779,000)		(779,000)
Gain on accounts payable forgiveness							402,248		352,008
Loss on settlement of related party notes payable											(331,912)
Other income											392
TOTAL OTHER INCOME (EXPENSE)	(44,447)		87,751		(41,787)		(288,718)		(336,661)		(549,836)
NET LOSS	$ (706,548)		$ (479,476)		$ (1,885,510)		$ (2,398,304)		(2,932,462)		(3,385,340)
Less: Deemed dividend on convertible preferred shares											(596,878)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS									$ (2,932,462)		$ (3,982,218)
LOSS PER SHARE
BASIC (in dollars per share)	$ (0.01)		$ 0.00		$ (0.02)		$ (0.03)		$ (0.03)		$ (0.14)
DILUTED (in dollars per share)	$ (0.01)		$ 0.00		$ (0.02)		$ (0.03)		$ (0.03)		$ (0.14)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING
BASIC (in shares)	98,137,735		101,186,416		98,209,139		91,453,702		93,851,170		28,244,361
DILUTED (in shares)	98,137,735		101,186,416		98,209,139		91,453,702		93,851,170		28,244,361

[1]	Includes share-based compensation of $322,641 and $671,649 for the three and nine months ended September 30, 2019 and $204,227 and $709,940 for the three and nine months ended September 30, 2018.
[2]	Includes share-based compensation of $828,203 and $1,800,181 for the years ended December 31, 2018 and 2017, respectively.